DEPOSITS (Tables)	12 Months Ended
Sep. 30, 2014
DEPOSITS
Summary of deposits

	September 30, 2014		September 30, 2013
		Weighted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate

Demand deposits:
Non-interest-bearing checking	$189,641,864	—	$168,031,839	—
Interest-bearing checking	222,156,365	0.10%	237,362,430	0.10%
Savings accounts	43,640,231	0.13%	39,845,424	0.13%
Money market	203,973,873	0.29%	206,926,830	0.26%
Total demand deposits	659,412,333	0.13%	652,166,523	0.13%

Certificates of deposit:
Traditional	273,348,932	0.66%	313,216,661	0.84%
CDARS	44,793,676	0.31%	45,428,415	0.28%
Brokered	44,098,163	0.39%	—	—
Total certificates of deposit	362,240,771	0.59%	358,645,076	0.77%

Total deposits	$1,021,653,104	0.29%	$1,010,811,599	0.35%

Schedule of maturities of certificates of deposit

Maturing within:
Three months ending:
December 31, 2014	$89,319,727
March 31, 2015	86,444,080
June 30, 2015	47,515,988
September 30, 2015	39,456,000
Year ending September 30:
2016	72,380,119
2017	21,276,151
2018	2,287,115
2019	3,561,591
Total	$362,240,771

Summary of interest expense on deposits

	2014	2013	2012

Interest-bearing checking	$405,664	$476,217	$1,179,971
Savings	70,125	69,725	81,415
Money market	662,300	516,768	821,901
Certificates of deposit	2,376,311	3,902,473	5,109,586

Total	$3,514,400	$4,965,183	$7,192,873